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April 23, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Santarus, Inc. Amendment No. 1 to Registration Statement on Form S-3
Ladies and Gentlemen:
     On behalf of Santarus, Inc. (the “Company”), we transmit for filing with the Securities and Exchange Commission (the “Commission”) the Company’s Amendment No. 1 to Registration Statement on Form S-3 (the “Registration Statement”).
     Please note that in response to the Staff’s comments, we have removed the 4,300,000 shares from the Registration Statement that may be issued by the Company to Cosmo Technologies Limited in connection with certain development and commercial milestones under the license agreement.
     The Company has previously paid by wire transfer to the Commission the required filing fee in connection with the filing of the initial Registration Statement on January 20, 2009.
     If you have any questions regarding this filing, please contact the undersigned at (858) 523-5400.

Very truly yours,
/s/ Thomas J. Smith
Thomas J. Smith

cc:      Cheston J. Larson, Esq.